Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                            Telephone: (215) 988-2700
                            Facsimile: (215) 988-2757

                                February 11, 2005

VIA EDGAR TRANSMITTAL

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:      Turner Funds
         Post-Effective Amendment No. 36
         Registration Nos. 333-00641/811-7527

Ladies and Gentlemen:

         On behalf of the Turner Funds (the "Registrant"), and pursuant to Rule 497(j)(1) and (2) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information dated January 31, 2005, which would have been filed under paragraph
(c) of Rule 497 under the 1933 Act, would not have differed from that contained in the Registrant's Post-Effective Amendment No. 36, filed electronically with the Securities and Exchange Commission on January 31, 2005.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2826.



                                               Sincerely yours,

                                               /s/Jonathan M. Kopcsik
                                               ----------------------
                                               Jonathan M. Kopcsik



cc: Michael P. Malloy